Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before income tax expense are as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$736,374	$624,642	$432,963
United States	(304,546)	(352,532)	(270,440)
Other	437,356	352,357	405,328
Income before income tax expense	$869,184	$624,467	$567,851

Summary of Components of Provision for Income Taxes
The components of income tax expense are as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Income tax expense:	(in thousands)
Current tax (benefit)/expense:
Ireland	$118,255	$80,427	$53,248
United States	(45,307)	(42,428)	60,753
Other	105,304	59,153	70,395
Total current tax expense	178,252	97,152	184,396

Deferred tax (benefit)/expense:
Ireland	(26,663)	45,253	(6,166)
United States	(69,493)	(143,323)	(118,475)
Other	(4,386)	12,667	(344)
Total deferred tax benefit	(100,542)	(85,403)	(124,985)

Income tax expense	77,710	11,749	59,411

Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	1,728	(3,903)	7,211
Retirement benefit obligations	(895)	—	—
Cash flow hedge	647	301	—
Total	$79,190	$8,147	$66,622

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate	The Company's consolidated reported income tax expense differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2023:12.5%; 2022:12.5%)	$108,648	$78,058	$70,980
Rate differential from amortization of intangible assets	(48,240)	(71,223)	(59,330)
Global Minimum Tax	16,719	—	—
Foreign and other income taxed at higher rates	49,703	35,778	52,464
Research & development tax incentives	(3,041)	(3,868)	(2,608)
Movement in valuation allowance	(5,279)	(1,068)	(777)
Effects of change in tax rates	25,691	3,154	(300)
(Decrease)/ increase in unrecognized tax benefits	(59,456)	(54,347)	8,392
Investor tax expense on foreign subsidiary earnings	(7,995)	39,165	—
Impact of stock compensation	(9,385)	(11,487)	(8,756)
Other and non-deductible expenses	10,345	(2,413)	(654)
Income tax expense	$77,710	$11,749	$59,411

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2024	December 31, 2023
Deferred tax liabilities:	(in thousands)
Property, plant and equipment	$2,869	$7,547
Operating right-of-use-assets	15,633	16,108
Goodwill	43,390	39,014
Intangible assets	901,731	950,055
Investments in foreign subsidiaries	34,983	52,408
Other	3,887	7,982
Total deferred tax liabilities recognized	1,002,493	1,073,114

Deferred tax assets:
Operating loss and tax credits carryforwards	164,904	124,150
Property, plant and equipment	7,869	9,082
Operating lease liabilities	21,503	20,190
Intangible assets	45	2,166
Stock compensation	14,309	17,605
Other liabilities	78,428	84,928
Unearned revenue	10,364	23,748
Other	6,298	8,774
Total deferred tax assets	303,720	290,643
Valuation allowance for deferred tax assets	(38,955)	(42,967)
Deferred tax assets recognized	264,765	247,676
Overall net deferred tax liability	$(737,728)	$(825,438)

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of the US NOLs are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2025-2038	$8,035	$262,170
2039-2043	—	6,057
Indefinite	—	9,601
	$8,035	$277,828

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Unrecognized tax benefits at start of year	$160,016	$217,584	$202,065
Increase related to prior year tax positions	7,374	1,161	16,098
Decrease related to prior year tax positions	(2,525)	(918)	(5,442)
Increase related to current year tax positions	2,171	4,552	5,701
Lapse of statute of limitations	(65,417)	(62,363)	(838)
Unrecognized tax benefits at end of year	$101,619	$160,016	$217,584